Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of assets for the right of use leased assets and lease liability - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of assets for the right of use leased assets and lease liability [Abstract]
Depreciation	$ 27,731	$ 26,889
Interests	2,651	2,965
Short term lease	1,625	4,177
Total	$ 32,007	$ 34,031